Prepayments and Other Assets - Schedule of Prepayment and Other Assets (Details) - USD ($) $ in Millions	Mar. 31, 2021	Mar. 31, 2020
Current assets
Rental deposits	$ 4	$ 4
Security deposits	1	1
Loans to employees	22	32
Prepaid expenses	159	128
Interest accrued and not due	85	62
Withholding taxes and others	286	209
Advance payments to vendors for supply of goods	19	19
Deposit with corporation	276	237
Deferred contract cost	9	4
Net investment in sublease of right of use asset	5	5
Other non financial assets		4
Other financial assets	46	34
Total Current prepayment and other assets	912	739
Non-current assets
Loans to employees	4	3
Security deposits	7	7
Deposits with corporation	6	7
Defined benefit plan assets	3	20
Prepaid expenses	11	11
Deferred contract cost	20	13
Withholding taxes and others	96	103
Net investment in sublease of right of use asset	48	53
Rental deposits	30	29
Other financial assets	10	2
Total Non- current prepayment and other assets	235	248
Total prepayment and other assets	1,147	987
Financial assets in prepayments and other assets	$ 544	$ 476